Financial risk management - Schedule of hedging instruments (Details) € in Millions	Dec. 31, 2025 EUR (€) ¥ / € $ / € ¥ / € £ / €	Dec. 31, 2024 EUR (€) £ / € $ / € ₨ / € ¥ / €
Risk management
Liabilities - hedging	€ (159)	€ (66)
Cash flow hedges
Risk management
Liabilities - hedging		(12)
Assets - hedging	29
Notional amount of hedging instruments	(1,594)	(1,043)
Cash flow hedges | GBP
Risk management
Liabilities - hedging	€ 0	€ (5)
Weighted average hedged rate | £ / €	0.8654	0.8423
Notional amount of hedging instruments	€ (151)	€ (222)
Cash flow hedges | GBP | Within 3 months
Risk management
Notional amount of hedging instruments	(38)	(69)
Cash flow hedges | GBP | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(113)	(153)
Cash flow hedges | JPY
Risk management
Assets - hedging	€ 15
Weighted average hedged rate | ¥ / €	171.7178
Notional amount of hedging instruments	€ (169)
Cash flow hedges | JPY | Within 3 months
Risk management
Notional amount of hedging instruments	(27)
Cash flow hedges | JPY | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(142)
Cash flow hedges, selling currency | USD
Risk management
Liabilities - hedging		€ (11)
Assets - hedging	€ 9
Weighted average hedged rate | $ / €	1.1599	1.0670
Notional amount of hedging instruments	€ (1,125)	€ (459)
Cash flow hedges, selling currency | USD | Within 3 months
Risk management
Notional amount of hedging instruments	(266)	(170)
Cash flow hedges, selling currency | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(859)	(289)
Hedges on net investment in foreign subsidiaries
Risk management
Liabilities - hedging	(2)	(5)
Notional amount of hedging instruments	(547)	(1,498)
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Liabilities - hedging	€ (1)	€ (6)
Weighted average hedged rate | ¥ / €	8.2658	7.6474
Notional amount of hedging instruments	€ (218)	€ (783)
Hedges on net investment in foreign subsidiaries | CNY | Within 3 months
Risk management
Notional amount of hedging instruments	(218)	(783)
Hedges on net investment in foreign subsidiaries | CNY | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	€ 0	0
Hedges on net investment in foreign subsidiaries | INR
Risk management
Liabilities - hedging		€ 0
Weighted average hedged rate | ₨ / €		88.8518
Notional amount of hedging instruments		€ (208)
Hedges on net investment in foreign subsidiaries | INR | Within 3 months
Risk management
Notional amount of hedging instruments		(186)
Hedges on net investment in foreign subsidiaries | INR | Between 3 and 12 months
Risk management
Notional amount of hedging instruments		€ (22)